American Century Investments®
Quarterly Portfolio Holdings
American Century® Short Duration Strategic Income ETF(SDSI)
May 31, 2025

Short Duration Strategic Income ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 41.6%
Aerospace and Defense — 1.1%
Boeing Co., 2.20%, 2/4/26	270,000	265,269
Boeing Co., 6.30%, 5/1/29	199,000	209,365
Spirit AeroSystems, Inc., 4.60%, 6/15/28	95,000	92,700
TransDigm, Inc., 4.875%, 5/1/29	160,000	155,027
TransDigm, Inc., 4.625%, 1/15/29	160,000	155,078
		877,439
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	290,000	279,309
Automobiles — 1.5%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	300,000	297,425
General Motors Financial Co., Inc., 5.40%, 4/6/26	260,000	260,816
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	195,000	197,539
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	400,000	400,192
		1,155,972
Banks — 9.3%
Banco de Credito del Peru SA, VRN, 3.125%, 7/1/30(1)	420,000	418,705
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	200,000	185,247
Citibank NA, 4.58%, 5/29/27	250,000	250,437
Citigroup, Inc., VRN, 4.64%, 5/7/28	195,000	194,731
Comerica, Inc., VRN, 5.98%, 1/30/30	170,000	172,829
Credit Agricole SA, VRN, 5.22%, 5/27/31(1)	250,000	252,283
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	400,000	401,536
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	235,000	252,294
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	101,000	104,216
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	300,000	302,170
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	450,000	475,960
HSBC USA, Inc., 4.65%, 6/3/28(2)	319,000	319,942
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	131,000	130,753
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	435,000	439,491
National Bank of Canada, VRN, 5.60%, 7/2/27	250,000	252,378
Planet Financial Group LLC, 10.50%, 12/15/29(1)	75,000	73,964
PNC Bank NA, 4.05%, 7/26/28	205,000	202,058
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	365,000	367,245
Royal Bank of Canada, VRN, 4.97%, 1/24/29	285,000	287,909
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	400,000	419,932
Truist Bank, VRN, 4.67%, 5/20/27	250,000	250,230
Truist Bank, VRN, 4.63%, 9/17/29	250,000	244,955
U.S. Bancorp, VRN, 5.73%, 10/21/26	195,000	195,754
U.S. Bank NA, VRN, 4.51%, 10/22/27	250,000	249,784
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	200,543
Wells Fargo & Co., VRN, 4.90%, 1/24/28	310,000	311,277
Wells Fargo & Co., VRN, 4.97%, 4/23/29	160,000	161,223
		7,117,846
Building Products — 0.3%
Standard Industries, Inc., 5.00%, 2/15/27(1)	260,000	258,392
Capital Markets — 4.7%
Ares Capital Corp., 3.25%, 7/15/25	200,000	199,563
Ares Strategic Income Fund, 5.70%, 3/15/28	170,000	170,322

Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	96,000	94,683
Blackstone Private Credit Fund, 7.05%, 9/29/25	200,000	201,285
Blackstone Private Credit Fund, 7.30%, 11/27/28	79,000	83,692
Blackstone Private Credit Fund, 5.95%, 7/16/29	55,000	55,525
Blue Owl Capital Corp., 3.75%, 7/22/25	200,000	199,525
Blue Owl Capital Corp., 3.40%, 7/15/26	200,000	195,694
Blue Owl Capital Corp., 2.875%, 6/11/28	240,000	221,486
Blue Owl Credit Income Corp., 7.75%, 1/15/29	185,000	195,641
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	176,000	174,569
Coinbase Global, Inc., 3.375%, 10/1/28(1)	150,000	139,602
Deutsche Bank AG, VRN, 7.15%, 7/13/27	210,000	215,038
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	105,000	106,378
Goldman Sachs Group, Inc., VRN, 4.94%, 4/23/28	110,000	110,590
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	175,000	180,915
Golub Capital BDC, Inc., 7.05%, 12/5/28	71,000	74,232
HPS Corporate Lending Fund, 5.45%, 1/14/28	205,000	205,029
Morgan Stanley, VRN, 4.99%, 4/12/29	105,000	106,007
Northern Trust Corp., VRN, 3.375%, 5/8/32	448,000	433,106
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30(3)	120,000	122,229
State Street Corp., VRN, 4.54%, 4/24/28	137,000	137,356
		3,622,467
Chemicals — 0.2%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	200,000	164,161
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	25,000	25,648
		189,809
Commercial Services and Supplies — 0.2%
Deluxe Corp., 8.125%, 9/15/29(1)	135,000	136,646
Construction and Engineering — 0.3%
Mexico City Airport Trust, 3.875%, 4/30/28(1)	272,000	258,400
Consumer Finance — 1.0%
American Express Co., VRN, 4.73%, 4/25/29	150,000	150,868
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	228,000	236,092
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)(3)	154,000	149,669
OneMain Finance Corp., 7.125%, 3/15/26	192,000	194,734
		731,363
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	200,000	198,179
Containers and Packaging — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	63,000	63,000
Diversified REITs — 1.9%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	220,000	219,653
Highwoods Realty LP, 4.20%, 4/15/29	125,000	120,070
Kilroy Realty LP, 4.25%, 8/15/29	320,000	302,548
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	103,000	105,655
Piedmont Operating Partnership LP, 9.25%, 7/20/28	93,000	102,727
Piedmont Operating Partnership LP, 6.875%, 7/15/29	20,000	20,711
Piedmont Operating Partnership LP, 3.15%, 8/15/30	10,000	8,818
Trust Fibra Uno, 4.87%, 1/15/30(1)	400,000	374,400
Vornado Realty LP, 2.15%, 6/1/26	183,000	176,993
		1,431,575
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 7.30%, 8/15/26	45,000	45,918
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	370,000	394,162
Sprint Capital Corp., 6.875%, 11/15/28	145,000	155,151
		595,231

Electric Utilities — 0.8%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	208,000	209,542
Evergy Kansas Central, Inc., 4.70%, 3/13/28	68,000	68,426
Pinnacle West Capital Corp., 5.15%, 5/15/30	136,000	137,600
Southern Co., Series B, VRN, 4.00%, 1/15/51	200,000	198,518
		614,086
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	325,000	326,754
Energy Equipment and Services — 0.0%
Constellation Oil Services Holding SA, 9.375%, 11/7/29(1)	20,000	19,975
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	139,000	134,777
Financial Services — 1.2%
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	310,000	311,969
Essent Group Ltd., 6.25%, 7/1/29	155,000	159,862
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	250,000	242,417
NMI Holdings, Inc., 6.00%, 8/15/29	230,000	233,720
		947,968
Food Products — 0.1%
Mars, Inc., 4.60%, 3/1/28(1)	82,000	82,405
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 6/1/30(1)	39,000	39,418
Excelerate Energy LP, 8.00%, 5/15/30(1)	27,000	27,972
		67,390
Ground Transportation — 0.6%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	198,729
Herc Holdings Escrow, Inc., 7.00%, 6/15/30(1)	280,000	288,638
		487,367
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	183,000	186,443
Health Care Providers and Services — 0.4%
Tenet Healthcare Corp., 6.25%, 2/1/27	180,000	180,241
Universal Health Services, Inc., 1.65%, 9/1/26	165,000	158,695
		338,936
Hotel & Resort REITs — 0.4%
Service Properties Trust, 5.25%, 2/15/26	170,000	168,584
Service Properties Trust, 8.375%, 6/15/29	175,000	177,424
		346,008
Hotels, Restaurants and Leisure — 0.7%
Hyatt Hotels Corp., 5.75%, 1/30/27	266,000	270,622
Hyatt Hotels Corp., 5.05%, 3/30/28	40,000	40,209
International Game Technology PLC, 4.125%, 4/15/26(1)	200,000	198,643
		509,474
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	54,000	54,353
TopBuild Corp., 3.625%, 3/15/29(1)	120,000	112,434
		166,787
Independent Power and Renewable Electricity Producers — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	200,000	198,644
Insurance — 2.2%
American International Group, Inc., 4.85%, 5/7/30	88,000	88,392
Athene Global Funding, 5.68%, 2/23/26(1)	235,000	236,560
Athene Global Funding, 5.62%, 5/8/26(1)	215,000	216,910
Athene Global Funding, 5.35%, 7/9/27(1)	333,000	337,741
F&G Annuities & Life, Inc., 6.50%, 6/4/29	320,000	327,292

GA Global Funding Trust, 2.25%, 1/6/27(1)	150,000	144,143
GA Global Funding Trust, 4.40%, 9/23/27(1)	200,000	198,297
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	165,000	158,621
		1,707,956
IT Services — 0.5%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	165,000	170,162
Kyndryl Holdings, Inc., 2.70%, 10/15/28	227,000	213,041
		383,203
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	260,000	261,106
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 5.80%, 12/12/25	440,000	441,538
Illumina, Inc., 4.65%, 9/9/26	207,000	206,821
		648,359
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	230,000	227,771
Lamar Media Corp., 3.75%, 2/15/28	130,000	125,861
Nexstar Media, Inc., 5.625%, 7/15/27(1)	180,000	179,393
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	365,000	356,841
TEGNA, Inc., 4.75%, 3/15/26(1)	205,000	203,883
Warner Media LLC, 3.80%, 2/15/27	86,000	82,846
		1,176,595
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	171,000	167,402
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	115,000	119,333
		286,735
Multi-Utilities — 0.2%
Consumers Energy Co., 4.50%, 1/15/31	120,000	119,229
Oil, Gas and Consumable Fuels — 3.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	105,000	108,563
Enbridge, Inc., VRN, 6.00%, 1/15/77	310,000	306,652
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(1)	180,000	184,747
Energy Transfer LP, 5.625%, 5/1/27(1)	330,000	330,018
Expand Energy Corp., 6.75%, 4/15/29(1)	210,000	212,597
Geopark Ltd., 8.75%, 1/31/30(1)	200,000	158,860
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	200,000	140,163
Petroleos Mexicanos, 4.50%, 1/23/26	164,000	160,973
Petroleos Mexicanos, 6.49%, 1/23/27	164,000	161,018
Petroleos Mexicanos, 6.50%, 3/13/27	340,000	333,769
Petroleos Mexicanos, 5.35%, 2/12/28	98,000	92,173
SM Energy Co., 6.75%, 9/15/26	195,000	194,839
		2,384,372
Passenger Airlines — 1.9%
Air Canada, 3.875%, 8/15/26(1)	390,000	385,324
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	55,529	55,096
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	6,909	6,757
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	374,399	373,993
Delta Air Lines, Inc., 3.75%, 10/28/29	207,000	194,669
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	14,750	14,696
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	392,362	393,508
		1,424,043
Professional Services — 0.1%
Paychex, Inc., 5.10%, 4/15/30	91,000	92,221
Real Estate Management and Development — 0.1%
First Industrial LP, 5.25%, 1/15/31	78,000	78,105

Retail REITs — 0.1%
NNN REIT, Inc., 3.50%, 10/15/27	63,000	61,510
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	195,000	193,441
Broadcom, Inc., 4.80%, 4/15/28	220,000	222,589
Intel Corp., 4.875%, 2/10/26	140,000	140,100
ON Semiconductor Corp., 3.875%, 9/1/28(1)	177,000	169,202
		725,332
Software — 0.5%
AppLovin Corp., 5.125%, 12/1/29	240,000	241,687
Synopsys, Inc., 4.65%, 4/1/28	105,000	105,659
		347,346
Specialized REITs — 0.2%
EPR Properties, 4.50%, 6/1/27	120,000	118,753
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 4.20%, 5/12/30	131,000	130,669
Dell International LLC/EMC Corp., 4.75%, 4/1/28	171,000	171,822
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	159,000	158,827
		461,318
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 6.50%, 7/18/28(1)	90,000	93,297
Aircastle Ltd., 5.95%, 2/15/29(1)	190,000	195,005
Herc Holdings, Inc., 5.50%, 7/15/27(1)	32,000	31,787
QXO Building Products, Inc., 6.75%, 4/30/32(1)	53,000	54,476
		374,565
TOTAL CORPORATE BONDS (Cost $31,900,876)		31,993,390
U.S. TREASURY SECURITIES — 20.3%
U.S. Treasury Notes, 4.625%, 6/15/27(4)	400,000	405,641
U.S. Treasury Notes, 4.25%, 1/15/28	1,320,000	1,332,246
U.S. Treasury Notes, 3.75%, 5/15/28	12,300,000	12,263,965
U.S. Treasury Notes, 4.125%, 3/31/29	1,600,000	1,612,281
TOTAL U.S. TREASURY SECURITIES (Cost $15,533,764)		15,614,133
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.0%
Private Sponsor Collateralized Mortgage Obligations — 13.8%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	43,603	41,866
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	294,213	281,117
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	177,848	178,202
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	152,555	153,753
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	346,477	348,691
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	96,966	96,599
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	160,795	160,448
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	64,330	64,176
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	311,336	313,196
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(1)	286,000	284,790
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	137,674	138,901
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	258,530	257,729
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	214,118	213,292
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	414,336	417,312
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A1, SEQ, VRN, 4.82%, 6/25/67(1)	155,513	154,926
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	22,308	22,055
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	201,718	201,822
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	183,001	182,245
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	213,000	212,071

JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	196,117	197,217
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	345,478	347,357
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	133,215	132,691
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	192,922	192,253
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	279,267	280,780
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	267,833	268,843
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	89,451	89,503
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	62,838	62,951
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	147,653	147,591
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	114,518	114,096
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	150,086	151,106
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	441,118	443,670
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	148,912	150,021
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	89,975	90,998
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	91,954	92,117
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)	161,068	161,064
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	89,314	89,047
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	200,797	201,623
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	293,465	295,930
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	375,000	377,410
Provident Funding Mortgage Trust, Series 2024-1, Class A2, VRN, 5.50%, 12/25/54(1)	247,111	246,188
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	313,621	312,697
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	234,391	233,578
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	78,966	78,659
Sequoia Mortgage Trust, Series 2024-4, Class A4, VRN, 6.00%, 5/25/54(1)	245,196	246,441
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	149,349	148,756
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	186,427	185,666
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	117,025	116,979
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(1)	415,000	412,299
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)	52,206	52,840
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	37,538	34,728
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	122,210	123,225
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	268,161	270,400
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	283,324	283,969
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)	150,000	150,105
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	52,654	50,518
		10,556,507
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.27%, (30-day average SOFR plus 2.95%), 6/25/42(1)	46,255	47,324
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.47%, (30-day average SOFR plus 2.15%), 9/25/42(1)	34,195	34,520
FNMA, Series 2017-C02, Class 2ED3, VRN, 5.79%, (30-day average SOFR plus 1.46%), 9/25/29	314	314
FNMA, Series 2024-R01, Class 1M1, VRN, 5.37%, (30-day average SOFR plus 1.05%), 1/25/44(1)	92,446	92,515
		174,673
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,697,750)		10,731,180
CONVERTIBLE PREFERRED SECURITIES — 6.3%
Banks — 5.8%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	200,000	201,823
Banco Bilbao Vizcaya Argentaria SA, 6.125%	200,000	192,931
Banco Santander SA, 4.75%	200,000	192,064
Barclays PLC, 6.125%	410,000	409,620
BNP Paribas SA, 4.625%(1)	200,000	192,225
Credit Agricole SA, 8.125%(1)	400,000	405,868
Danske Bank AS, 4.375%	200,000	196,702
HSBC Holdings PLC, 6.00%	200,000	199,233

HSBC Holdings PLC, 7.05%(2)	200,000	200,518
ING Groep NV, 5.75%	200,000	198,933
Intesa Sanpaolo SpA, 7.70%(1)(3)	400,000	402,243
Lloyds Banking Group PLC, 7.50%	200,000	200,930
Macquarie Bank Ltd., 6.125%(1)	220,000	219,651
NatWest Group PLC, 8.00%	200,000	200,852
Nordea Bank Abp, 6.625%(1)(3)	200,000	201,013
Skandinaviska Enskilda Banken AB, 6.875%	200,000	204,000
Societe Generale SA, 4.75%(1)	400,000	392,817
Standard Chartered PLC, 6.00%(1)	200,000	200,206
		4,411,629
Capital Markets — 0.5%
Deutsche Bank AG, 6.00%	200,000	199,341
UBS Group AG, 5.125%	200,000	198,571
		397,912
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $4,780,496)		4,809,541
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	23,000	18,832
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	35,000	29,228
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	104,014	96,540
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	100,000	77,136
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	23,000	12,897
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	50,156
BX Commercial Mortgage Trust, Series 2021-VINO, Class A, VRN, 5.10%, (1-month SOFR plus 0.77%), 5/15/38(1)	25,223	25,221
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.44%, (1-month SOFR plus 2.11%), 6/15/27(1)	200,000	200,903
BX Trust, Series 2018-GW, Class B, VRN, 5.65%, (1-month SOFR plus 1.32%), 5/15/35(1)	100,000	99,757
BX Trust, Series 2021-ARIA, Class A, VRN, 5.34%, (1-month SOFR plus 1.01%), 10/15/36(1)	200,000	199,091
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.59%, (1-month SOFR plus 1.26%), 11/15/38(1)	150,000	149,334
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.94%, (1-month SOFR plus 1.61%), 11/15/38(1)	200,000	199,458
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 5.56%, (1-month SOFR plus 1.23%), 11/15/38(1)	224,738	224,081
Extended Stay America Trust, Series 2021-ESH, Class D, VRN, 6.69%, (1-month SOFR plus 2.36%), 7/15/38(1)	315,644	316,007
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.29%, (1-month SOFR plus 2.96%), 7/15/38(1)	85,773	85,894
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.84%, (1-month SOFR plus 1.51%), 3/15/38(1)	112,000	111,075
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	22,000	18,255
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	39,000	31,570
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.57%, 7/15/39(1)	200,000	203,077
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.77%, (1-month SOFR plus 2.44%), 4/15/41(1)	261,000	260,969
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.78%, (1-month SOFR plus 2.45%), 10/15/41(1)	247,000	247,416
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.68%, (1-month SOFR plus 1.35%), 1/15/39(1)	225,000	222,923
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.77%, (1-month SOFR plus 1.44%), 2/15/42(1)	246,000	244,265
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	300,000	302,947
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	220,000	213,282
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	19,000	17,021
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(1)	209,000	209,775
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	20,000	16,621
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,855,329)		3,883,731
ASSET-BACKED SECURITIES — 4.5%
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	11,721	11,734
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)	250,000	250,881
BHG Securitization Trust, Series 2025-1CON, Class B, 5.26%, 4/17/36(1)	256,000	256,657
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(1)	247,031	235,564
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)	347,788	338,093
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	154,926

Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	95,733
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.92%, (30-day average SOFR plus 1.60%), 8/25/54(1)	205,534	205,688
Hilton Grand Vacations Trust, Series 2019-AA, Class A, SEQ, 2.34%, 7/25/33(1)	292,021	286,208
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	68,948	70,312
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	261,625	258,324
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	49,711	48,939
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	48,028	43,561
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	200,000	182,368
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	170,632	172,283
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	201,776	202,783
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	77,684	78,744
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.51%, 7/20/37(1)	56,130	55,683
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	215,057	217,573
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	292,027	295,489
TOTAL ASSET-BACKED SECURITIES (Cost $3,398,739)		3,461,543
PREFERRED SECURITIES — 4.3%
Banks — 2.2%
Bank of Nova Scotia, 4.90%	106,000	106,197
Citigroup, Inc., 3.875%	190,000	186,614
Citigroup, Inc., 4.00%	146,000	144,871
Citizens Financial Group, Inc., 5.65%	240,000	240,031
Comerica, Inc., 5.625%	160,000	160,108
Fifth Third Bancorp, 4.50%	230,000	228,975
M&T Bank Corp., 5.125%(3)	18,000	17,789
Regions Financial Corp., 5.75%	385,000	385,649
Wells Fargo & Co., 5.875%	200,000	200,024
		1,670,258
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	162,000	160,298
Charles Schwab Corp., 5.375%	25,000	25,000
Goldman Sachs Group, Inc., 7.38%	76,000	76,531
		261,829
Consumer Finance — 0.6%
Ally Financial, Inc., 4.70%	302,000	286,266
American Express Co., 3.55%	210,000	203,606
		489,872
Electric Utilities — 0.2%
Edison International, 5.375%	185,000	176,101
Multi-Utilities — 0.2%
Sempra, 4.875%	145,000	144,437
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.50%	385,000	384,993
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	170,000	169,239
TOTAL PREFERRED SECURITIES (Cost $3,267,891)		3,296,729
COLLATERALIZED LOAN OBLIGATIONS — 2.9%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	65,569	65,588
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.59%, (1-month SOFR plus 2.26%), 9/15/35(1)	99,949	100,100
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 5.74%, (1-month SOFR plus 1.41%), 5/15/38(1)	250,000	243,339
CBAM Ltd., Series 2019-11RA, Class C, VRN, 6.78%, (3-month SOFR plus 2.51%), 1/20/35(1)	100,000	100,105
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.29%, (3-month SOFR plus 1.96%), 11/15/28(1)	75,000	75,240
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.03%, (3-month SOFR plus 1.75%), 1/17/38(1)	250,000	250,266

HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.84%, (1-month SOFR plus 1.51%), 6/16/36(1)	125,000	124,623
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.26%, (3-month SOFR plus 1.96%), 9/15/29(1)	133,515	133,768
PFP Ltd., Series 2022-9, Class A, VRN, 6.60%, (1-month SOFR plus 2.27%), 8/19/35(1)	62,961	63,146
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.70%, (1-month SOFR plus 2.37%), 10/25/39(1)	32,975	32,997
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.16%, (3-month SOFR plus 1.90%), 1/15/38(1)	250,000	250,711
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.07%, (3-month SOFR plus 1.80%), 10/20/34(1)	325,000	325,248
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.32%, (3-month SOFR plus 2.06%), 1/15/30(1)	75,000	75,210
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.22%, (3-month SOFR plus 1.95%), 1/20/37(1)	300,000	300,531
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.64%, (1-month SOFR plus 1.31%), 3/15/38(1)	68,083	67,877
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,180,461)		2,208,749
BANK LOAN OBLIGATIONS(5) — 0.6%
Air Freight and Logistics — 0.3%
Rand Parent LLC, 2025 Term Loan B, 7.30%, (3-month SOFR plus 3.00%), 3/18/30	251,370	247,097
Passenger Airlines — 0.2%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.50%, (6-month SOFR plus 2.25%), 2/15/28	132,300	130,829
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., Term Loan B, 6.17%, (1-month SOFR plus 1.75%), 8/1/27	101,187	101,185
TOTAL BANK LOAN OBLIGATIONS (Cost $483,799)		479,111
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(6) (Cost $458,655)	458,655	458,655
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $76,557,760)		76,936,762
OTHER ASSETS AND LIABILITIES — (0.2)%		(116,002)
TOTAL NET ASSETS — 100.0%		$76,820,760

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	115	September 2025	$23,855,312	$37,418
U.S. Treasury 5-Year Notes	14	September 2025	1,514,625	7,475
U.S. Treasury 10-Year Ultra Notes	2	September 2025	225,094	621
			$25,595,031	$45,514
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	7	September 2025	$775,250	$(2,147)
U.S. Treasury Long Bonds	1	September 2025	112,781	(650)
			$888,031	$(2,797)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,974,006, which represented 45.5% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $443,309. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $359,715.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $458,655.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$31,993,390	—
U.S. Treasury Securities	—	15,614,133	—
Collateralized Mortgage Obligations	—	10,731,180	—
Convertible Preferred Securities	—	4,809,541	—
Commercial Mortgage-Backed Securities	—	3,883,731	—
Asset-Backed Securities	—	3,461,543	—
Preferred Securities	—	3,296,729	—
Collateralized Loan Obligations	—	2,208,749	—
Bank Loan Obligations	—	479,111	—
Short-Term Investments	$458,655	—	—
	$458,655	$76,478,107	—
Other Financial Instruments
Futures Contracts	$45,514	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,797	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.